EMPLOYEE BENEFITS - Post-employment health care benefit plan - Gains and losses (Details) - Post-employment health care benefit plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (199,570)	R$ (224,677)	R$ (196,445)	R$ (224,180)	R$ (318,181)
Deficit	(199,570)	(224,677)	(196,445)	(224,180)	(318,181)
Experience adjustments on plan liabilities	649	(9,457)	(7,232)	R$ (61,524)	R$ (36,938)
Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income
Gains (Losses) on actuarial obligation	649	(9,457)	(7,232)
Pension Plan
Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income
Actuarial losses recognized in Equity	R$ 649	R$ (9,457)	R$ (7,232)